Income taxes - Effective Income Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Loss before income taxes	$ (65,530)	$ (95,445)	$ (98,423)
Expected income tax recovery	(17,055)	(24,816)	(25,580)
Increase (reduction) in income taxes resulting from:
Non-deductible stock-based compensation	786	2,176	3,553
Other permanent differences	3,185	5,543	(76)
Withholding taxes	444	1,109	1,429
Change in enacted tax rates	22,960	0	0
Foreign tax rate differences, foreign exchange and other adjustments	138	(4,560)	(138)
Non-taxable income from equity investment	3,245	(925)	4,313
Change in valuation allowance	(11,637)	32,583	21,036
Goodwill impairment	0	0	4,820
Change in uncertain tax position	0	301	0
Bargain purchase gain	0	(9,311)	0
Income tax expense (recovery)	$ (4,424)	$ 3,950	$ 731